Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Net Assets Available for Benefits) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-009 [ARSP]
EBP, Form 5500 Caption, Net Assets [Abstract]
EBP, Net Asset Available for Benefit	$ 45,745,042	$ 43,121,795
Distributions payable to participants	(10,504)
Net Assets Available for Benefits per the Form 5500	45,734,538	43,115,926
EBP-43-1301883-011 [PRRSP]
EBP, Form 5500 Caption, Net Assets [Abstract]
EBP, Net Asset Available for Benefit	109,758	99,901
Distributions payable to participants	0
Net Assets Available for Benefits per the Form 5500	$ 109,758	$ 99,901